Schedule of effect of restatement (Details) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments, receivables and other assets	$ 37,563,550
Accounts payable, accruals and other payables	58,946,385
Prepayments, receivables and other assets	(5,796,690)
Accounts payable, accruals and other payables	(12,249,700)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments, receivables and other assets	31,776,196
Accounts payable, accruals and other payables	53,159,031
Prepayments, receivables and other assets	(8,433,545)
Accounts payable, accruals and other payables	(9,612,845)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments, receivables and other assets	5,787,354
Accounts payable, accruals and other payables	5,787,354
Prepayments, receivables and other assets	2,636,855
Accounts payable, accruals and other payables	$ (2,636,855)